ROPES & GRAY LLP ONE EMBARCADERO CENTER, SUITE 2200 SAN FRANCISCO, CA 94111-3711 T 415-315-6300 F 415-315-6350 BOSTON NEW YORK PALO ALTO WASHINGTON, DC

May 3, 2007	Matthew Gaarder
(415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:    RS Investment Trust (the “Trust”) (File Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the RS Investment Trust Prospectus for Class Y shares (relating to eleven of the twenty-three series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 67 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 69 to the Trust’s Registration Statement under the Investment Company Act of 1940 (“Post-Effective Amendment No. 67/69”), as filed electronically with the Commission on April 27, 2007.  Post-Effective Amendment No. 67/69 became effective on April 30, 2007.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at (415) 315-6302.

Sincerely,

/S/ MATTHEW GAARDER

Matthew Gaarder

cc:	Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.
Hsin Chau, Esq.